Supplemental Financial Statements - Schedule of Accounts Payable and Accrued Liabilities (Detail) - Rigetti Holdings Inc [Member] - USD ($)	Dec. 31, 2021	Jan. 31, 2021
Interest - notes payable	$ 247,500	$ 0
Other current liability - forward warrant agreement	230,000	0
Payroll and other payroll costs	962,399	739,893
Property and other taxes	570,852	451,545
Subscription Fee	555,832	0
Professional fees and other	820,699	411,861
Deferred offering costs	648,333	0
Accounts Payable and Accrued Liabilities, Current	$ 4,035,615	$ 1,603,299